                                            SUPPLEMENT DATED OCTOBER 24, 2008
                                                            TO
                                             PROSPECTUS DATED APRIL 30, 2007

                                      SURVIVORSHIP ADVANTAGE VARIABLE UNIVERSAL LIFE
                                   INDIVIDUAL FLEXIBLE PREMIUM LIFE INSURANCE CONTRACT
                                      ISSUED BY AMERICAN NATIONAL INSURANCE COMPANY
                                                       THROUGH ITS
                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

   This supplement updates certain information contained in your Prospectus. Please read it carefully and keep it with your prospectus for future reference.

The Board of Directors of American National Investment Account, Inc. (the "American National Fund") proposes to liquidate three Portfolios and to merge two other Portfolios.

Liquidations

The American National Fund's Board of Directors approved a Plan of Liquidation and Dissolution ("Liquidations") with respect to the American National Government Bond Portfolio, the American National High Yield Bond Portfolio, and the
American National International Stock Portfolio and recommended that the Liquidations be submitted to the shareholders of the Portfolios for approval.  A Special Meeting of Shareholders of these Portfolios is scheduled to be held on
November 10, 2008, (the "Shareholders' Meeting") to consider such action.  If the Liquidations are approved at the
Shareholders' Meeting, these Portfolios will close on December 5, 2008, and will no longer exist.

If the shareholders approve the Liquidations: (1) the last day that the Subaccounts that invest in the American National
Government Bond Portfolio, the American National High Yield Bond Portfolio, and the American National International
Stock Portfolio will accept purchases, surrenders or any other transaction is December 4, 2008; (2) on December 5, 2008, any value remaining the Subaccounts that invest in the American National Government Bond Portfolio, the American
National High Yield Bond Portfolio, and the American National International Stock Portfolio will be transferred to the
American National Money Market Subaccount; (3)  the Subaccounts investing in the American National Government Bond
Portfolio, the American National High Yield Bond Portfolio, and the American National International Stock Portfolio will be deleted from any instructions you have given us regarding your future premium payment allocation, dollar cost averaging program, rebalancing program, and requests for loans and unless we receive different instructions from you, we will reassign the allocation percentages for such Subaccounts to the American National Money Market Subaccount on
December 5, 2008; and (4) the Subaccounts that previously invested in the American National Government Bond Portfolio, the American National High Yield Bond Portfolio, and the American National International Stock Portfolio will be closed and no longer exist.

If you want to provide different instructions, please submit your written instructions to P.O. Box 1893, Galveston,
Texas 77553-1893, or, if you have a telephone authorization on file, call us at 1-800-306-2959.

Merger/Reorganization

The American National Fund's Board of Directors approved a Plan of Reorganization ("Reorganization") for the American
National Small-Cap/Mid-Cap Portfolio to merge into the American National Growth Portfolio and recommended that the shareholders approve the Reorganization.  The Shareholders' Meeting is scheduled to be held on November 10, 2008, to consider such action.  If the shareholders approve the Reorganization, on or about December 5, 2008, the American
National Small-Cap/Mid-Cap Portfolio will merge into the American National Growth Portfolio.

If the shareholders approve the Reorganization: (1) the last day that the Subaccount that invests in the American
National Small-Cap/Mid-Cap Portfolio will accept purchases, surrenders or any other transactions is December 4, 2008;
(2) on December 5, 2008, any value remaining the Subaccount that previously invested  in the American National
Small-Cap/Mid-Cap Portfolio will be transferred to the American National Growth Subaccount; (3) the Subaccount investing in the American National Small-Cap/Mid-Cap will be deleted from any instructions you have given us regarding your new premium payment allocation, dollar cost averaging program, rebalancing program, and requests for loans; and unless we receive different instructions from you, we will reassign the allocation percentages for the American National
Small-Cap/Mid-Cap to the American National Growth Subaccount on December 5, 2008; and (4) on December 5, 2008, the
Subaccount that previously invested in the American National Small-Cap/Mid-Cap Portfolio will be closed and no longer exist..

If you want to provide different instructions, please submit your written instructions to P. O. Box 1893, Galveston,
Texas 77553-1893, or, if you have a telephone authorization on file, call us at 1-800-306-2959.